Financial expenses	12 Months Ended
Dec. 31, 2020
Financial expenses
Financial expenses

18.  Financial expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)

Interest on disputed mining royalties (a)	43,838	68,107	370,159
Tax contingencies (b)	54,098	2,488	4,273
Interest on senior unsecured credit facility (see Note 10(b))	22,351	39,083	49,551
Excess of salaries limit in workers profit sharing (c)	16,591	—	—
Interest for leases (see Note 10(a))	4,875	5,242	—
Amortization debt issuance cost (See Note 10(b))	1,673	1,768	2,419
Extinguishment of debt - debt issuance cost (see Note 10(b))	902	1,298	1,902
Capitalized Interest associated to capital projects (see Note 7(a))	(2,544)	(4,504)	(3,790)
Other financial expenses	891	2,395	2,219

	142,675	115,877	426,733

(a)   For the year ended December 31, 2020, primarily represents charges of interest related to (i) the installment payment programs for disputed mining royalties for the period January 2009 through September 2011 and for the years 2012 and 2013 and SMT for the period October 2011 through December 2013 of US$38.2 million and (ii) other taxes related to disputed mining royalty of US$5.6 million.

For the year ended December 31, 2019, primarily represents charges of interest related to the installment payment programs for SMT for the period October 2011 through December 2013 and disputed mining royalties for the period December 2006 through September 2011 and for the years 2012 and 2013 of US$53.6 million. Amount also includes interest associated with (i) ITAN for the years 2010, 2011 and 2013 of US$10.4 million, (ii) other taxes related to disputed mining royalty of US$2.9 million and (iii) disputed mining royalties for the period October 2011 through December 2011 of US$1.2 million.

For the year ended December 31, 2018, represents (i) interest and interest on penalties associated to disputed mining royalties for the year 2009 through the year 2013 of US$218.7 million, (ii) income tax related to disputed mining royalties for the year 2006 through the year 2011 of US$75.7 million, (iii) SMT for the year 2011 through the year 2013 of US$51.0 million, (iv) ITAN for the years 2009, 2010, 2011 and 2013 of US$12.1 million, (v) interest paid on the royalty installment payment program for the year 2006 through the year 2008 of US$6.1 million, (vi) deferral interest related to the new royalty installment payment programs for the period January 2009 through the period September 2011 of US$5.3 million and (vii) interest of amended tax return for the year 2013 for GEM refund of US$1.3 million.

(b)   For the year ended December 31, 2020, primarily represents interest related to (i) the income tax assessment for the year 2013 of US$31.4 million, (ii) uncertain income tax treatments (IFRIC 23) associated primarily to tailing dam income tax of US$13.1 million, (iii) SUNAT assessments for prior years related to income and non-income tax contingencies in which the Company expects to obtain an unfavorable result of US$8.7 million.

(c)   Represents interest associated to the excess of salaries limit in workers profit sharing to be transferred to the Regional Government and the National Fund for Employment’s Promotion and Training (FONDOEMPLEO). This is related to adjustments of previous years income tax assessments (recognized in 2020 primarily as a result of the international arbitration proceeding initiated by the company (See note 13(d)).